UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     AllianceBernstein Global Technology Fund, Inc.
     1345 Avenue of the Americas
     New York, New York  10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [X]

3.   Investment Company Act File Number: 811-03131

     Securities Act File Number:
     002-70427

4(a). Last day of fiscal year for which this Form is filed: July 31,
      2005

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [_]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [_]


5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during the
          fiscal year pursuant to section 24(f):                    $189,423,751
                                                                    ------------


     (ii) Aggregate  price of securities  redeemed or repurchased
          during the fiscal year:                                   $870,605,166
                                                                    ------------


    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                  $1,921,964,103
                                                                  --------------

     (iv) Total available redemption credits [add Items 5(ii) and
          5(iii)]:
                                                                  $2,792,569,269
                                                                  --------------


     (v)  Net sales - if Item  5(i) is  greater  than Item  5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

                                                                              $0
                                                                              --


     (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

                                                                ($2,603,145,518)
                                                                ----------------


   (vii) Multiplier  for  determining   registration   fee  (See
         Instruction C.9):                                             0.0001177

   (viii) Registration  fee  due  [multiply  Item  5(v)  by Item
          5(vii)] (enter "0" if no fee is due):

                                                                           =$-0-
                                                                           -----

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:-0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                             N/A
                                                                            ----


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                           =$-0-
                                                                           -----


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:

                 [ ]     Wire Transfer
                 [ ]     Mail or other means

                                    SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*
                                              \s\ Stephen J. Laffey
                                              -----------------------------
                                                  Stephen J. Laffey
                                                  Assistant Secretary

Date  October 18, 2005


*Please print the name and title of the signing officer below the signature.

00250.0200 #609081